Post-employment Benefits (Details 7) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	R$ 6,029,530	R$ 6,145,601
Cost of services	16,650	169
Cost of interest	700,272	673,724
Benefits paid	(539,728)	(523,792)
Actuarial (gain) losses	210,135	(266,172)
Discontinued Operations balance adjustments	(774)
Present value of net actuarial obligations, ending balance	6,416,085	6,029,530
PlanIII [member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	3,457,537	3,337,093
Cost of services	6,343	2,018
Cost of interest	397,091	364,901
Benefits paid	(272,585)	(264,096)
Actuarial (gain) losses	251,260	17,621
Discontinued Operations balance adjustments	(19,635)
Present value of net actuarial obligations, ending balance	3,820,011	3,457,537
Assistance Plan [Member]
IfrsStatementLineItems [Line Items]
Present value of net actuarial obligations, beginning balance	1,234,771	1,491,118
Cost of services	6,878	6,172
Cost of interest	141,877	155,389
Benefits paid	(55,014)	(342)
Actuarial (gain) losses	338,499	(417,566)
Discontinued Operations balance adjustments	(9,324)
Present value of net actuarial obligations, ending balance	R$ 1,657,687	R$ 1,234,771